PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses And Other Current Assets Net
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	June 30,	December 31,
	2025	2024
	US$	US$
Prepaid expenses	27,987	40
Loan receivables from non-related parties (i)	2,000,000	2,000,000
Other receivables from non-related parties (ii)	2,821,487	3,053,784
Total prepaid expenses and other current assets	4,849,474	5,053,824

(i)On December 12, 2023, considering the potential business cooperation prospects with Honor Star Ventures Limited in Hong Kong, the Company agreed to provide a loan of $2 million to Honor Star Ventures Limited, with a loan term of one year and an annual interest rate of 5%. On December 14, 2024, the Company signed a supplementary agreement to the original loan agreement with Honor Star, agreeing to extend the maturity date of the original loan agreement by 12 months.   (ii)

According to the loan agreement signed by our US subsidiary MFH Tech and Huangtong on January 18, 2024, the two supplementary agreements signed on April 5, 2024 and April 30, 2024, and the extension agreement signed on January 18, 2025, MFH Tech borrowed 196,000 Filecoins (actually received) from Huangtong. These Filecoins are also utilized to meet the pledge requirements for expanding MFH Tech’s Filecoin mining nodes. The loan also carries an annual interest rate of 5%. Furthermore, MFH Tech has provided a mortgage deposit of $1,500,000 as collateral for the loans, which was paid to Huangtong in July 2024.

On September 1, 2024, the Company entered into a Server Procurement Project Contract with Jming International Trade Company Limited (“Jming”), to purchase a batch of Inspur AI servers for the development of AI related new business, for a $2 million total price consideration. As of December 31, 2024, the Company had paid $1 million to the seller. On March 20, 2025, the Company entered into a Termination Agreement for Server Procurement Project Contract with Jming, stipulating that Jming shall return the $1 million advance payment to the Company. As of June 30, 2025, the $1 million advance payment had not been received. The Company actually received the $1 million in October 2025.

On September 3, 2024, MFH Tech and Sanhe Inc (the “Buyer”) entered into a Loan Sale and Assignment Agreement, as which MFH Tech transferred 100% of its rights, title, and interest in and to the loan due from Fresh First Inc. to the Buyer, with a total consideration equal to the full principal amount of the Loan, which was $200,000. As of June 30, 2025, an outstanding amount of $100,000 remained uncollected. The Company actually received the $100,000 in November 2025.

On March 10, 2025, MFH Tech and Yum Sooy Trade Limited (the “Buyer”) entered into a Share Purchase Agreement (“SPA”), as which MFH Tech transferred all the 16,000 Class A shares of Fresh First to the Buyer, with a total consideration of $160,000. As of June 30, 2025, MFH Tech has received $80,000 of the total amount, and the remaining $80,000 was collected in October 2025.

At the end of 2024, MFH Tech began collaborating with HDP Capital Management Limited for joint mining of Filecoins. HDP will provide 95% of the Filecoins needed for staking, while MFH Tech will provide 5% of the Filecoins needed for staking. For operational convenience, MFH Tech transferred 70000 Filecoins to the Binance account belonging to Wentao Wang, who will act on behalf of MFH Tech to transfer the corresponding Filecoins to new node accounts as staking as needed. As of December 31, 2024, Wentao Wang hold 59900 Filecoins from MFH Tech, which are valued at $287,640 based on the lowest trading price on the Coinbase platform as of December 31, 2024. As of June 30, 2025, Wentao Wang still hold 62,192 Filecoins from MFH Tech, which are valued at $141,487 based on the lowest trading price on the Coinbase platform as of June 30, 2025.